Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 563.1	$ 478.9	$ 454.6
Investment expenses	(23.9)	(22.4)	(22.8)
Net investment income	539.2	456.5	431.8
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	422.9	353.4	357.7
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	72.7	18.2	28.3
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	51.5	52.3	60.7
Fixed maturities | Foreign government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	0.3	0.4	0.4
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	125.2	110.7	102.4
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	34.7	47.3	54.3
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	79.6	81.6	74.6
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	47.1	28.0	22.0
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	11.8	14.9	15.0
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	44.1	48.6	43.7
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	58.3	57.2	51.0
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 37.8	$ 19.7	$ 2.2